OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
OTHER COMPREHENSIVE INCOME (LOSS)
Schedule of details about accumulated other comprehensive income (loss) components

  The components of other comprehensive income (loss) and changes in accumulated other comprehensive loss by component were as follows (dollars in millions):

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments, net of tax(b)	Other comprehensive income (loss) of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2014	$243	$(883)	$12	$2	$(626)	$8	$(618)

Other comprehensive (loss) income before reclassifications	(3)	—	—	1	(2)	(4)	(6)
Amounts reclassified from accumulated other comprehensive loss(c)	—	10	—	—	10	—	10

Net current-period other comprehensive (loss) income	(3)	10	—	1	8	(4)	4

Ending balance, March 31, 2014	$240	$(873)	$12	$3	$(618)	$4	$(614)

(a)
Amounts are net of tax of nil for both March 31, 2014 and January 1, 2014.

(b)
Amounts are net of tax of $109 and $113 as of March 31, 2014 and January 1, 2014, respectively.

(c)
See table below for details about these reclassifications.

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments, net of tax(b)	Other comprehensive income of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2013	$268	$(1,076)	$7	$(3)	$(804)	$13	$(791)

Other comprehensive (loss) income before reclassifications	(67)	25	—	2	(40)	—	(40)
Amounts reclassified from accumulated other comprehensive loss(c)	—	8	—	—	8	—	8

Net current-period other comprehensive (loss) income	(67)	33	—	2	(32)	—	(32)

Ending balance, March 31, 2013	$201	$(1,043)	$7	$(1)	$(836)	$13	$(823)

(a)
Amounts are net of tax of $9 and $7 as of March 31, 2013 and January 1, 2013, respectively.

(b)
Amounts are net of tax of $217 and $228 as of March 31, 2013 and January 1, 2013, respectively.

(c)
See table below for details about these reclassifications.

Other comprehensive income (loss) consisted of the following (dollars in millions):

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments, net of tax(b)	Other comprehensive income of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2013	$268	$(1,076)	$7	$(3)	$(804)	$13	$(791)

Other comprehensive (loss) income before reclassifications	(25)	259	5	5	244	(5)	239
Amounts reclassified from accumulated other comprehensive loss(c)	—	(66)	—	—	(66)	—	(66)

Net current-period other comprehensive (loss) income	(25)	193	5	5	178	(5)	173

Ending balance, December 31, 2013	$243	$(883)	$12	$2	$(626)	$8	$(618)

(a)
Amounts are net of tax of nil and $7 as of December 31, 2013 and January 1, 2013, respectively.

(b)
Amounts are net of tax of $113 and $228 as of December 31, 2013 and January 1, 2013, respectively.

(c)
See table below for details about these reclassifications.

	Foreign currency translation adjustment(a)	Pension and other postretirement benefits adjustments, net of tax(b)	Other comprehensive income (loss) of unconsolidated affiliates	Other, net	Total	Amounts attributable to noncontrolling interests	Amounts attributable to Huntsman International
Beginning balance, January 1, 2012	$217	$(845)	$8	$(3)	$(623)	$12	$(611)

Other comprehensive income (loss) before reclassifications	51	(185)	(1)	—	(135)	1	(134)
Amounts reclassified from accumulated other comprehensive loss(c)	—	(46)	—	—	(46)	—	(46)

Net current-period other comprehensive income (loss)	51	(231)	(1)	—	(181)	1	(180)

Ending balance, December 31, 2012	$268	$(1,076)	$7	$(3)	$(804)	$13	$(791)

(a)
Amounts are net of tax of $7 and $11 as of December 31, 2012 and January 1, 2012, respectively.

(b)
Amounts are net of tax of $228 and $155 as of December 31, 2012 and January 1, 2012, respectively.

(c)
See table below for details about these reclassifications.

Schedule of details about reclassifications from accumulated other comprehensive loss

	Three months ended March 31,
	2014	2013
Details about Accumulated Other Comprehensive Loss Components(a):	Amounts reclassified from accumulated other comprehensive loss	Amounts reclassified from accumulated other comprehensive loss	Affected line item in the statement where net income is presented
Amortization of pension and other postretirement benefits:
Prior service credit	$(2)	$(2)	(b)
Actuarial loss	15	21	(b)(c)
Settlement loss	1	—	(b)

	14	19	Total before tax
	(4)	(11)	Income tax expense

Total reclassifications for the period	$10	$8	Net of tax

(a)
Pension and other postretirement benefits amounts in parentheses indicate credits on our condensed consolidated statements of operations (unaudited).

(b)
These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See "Note 10. Employee Benefit Plans."

(c)
Amounts contain approximately $1 million of actuarial losses related to discontinued operations for each of the three months ended March 31, 2014 and 2013.

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Details about Accumulated Other Comprehensive Loss Components(a):	Amount reclassified from accumulated other comprehensive loss	Amount reclassified from accumulated other comprehensive loss	Amount reclassified from accumulated other comprehensive loss	Affected line item in the statement where net income is presented
Amortization of pension and other postretirement benefits:
Prior service credit	$8	$10	$9	(b)
Actuarial loss	(86)	(51)	(39)	(b)(c)
Settlement loss	(12)	(13)	—	(b)

	(90)	(54)	(30)	Total before tax
	24	8	6	Income tax expense

Total reclassifications for the period	$(66)	$(46)	$(24)	Net of tax

(a)
Pension and other postretirement benefits amounts in parentheses indicate credits on our consolidated statements of operations.

(b)
These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See "Note 16. Employee Benefit Plans."

(c)
Amounts contain approximately $6 million and $4 million and $3 million of actuarial losses related to discontinued operations for the years ended December 31, 2013, 2012 and 2011, respectively.